Derivative Instruments and Hedging Activities	9 Months Ended	12 Months Ended
	Mar. 28, 2025	Jun. 28, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities
Note 7. Derivative Instruments and Hedging Activities
As of March 28, 2025, the Company had outstanding foreign exchange forward contracts that were designated as either cash flow hedges or non-designated
hedges. Substantially all of the contract maturity dates of these foreign exchange forward contracts do not exceed twelve months.

Chan
ges in the fair values of the
non-designated
foreign exchange contracts are recognized in Other expense, net, and are largely offset by corresponding changes in the fair values of the foreign currency-denominated monetary assets and liabilities. For the nine months ended March 28, 2025 and March 29, 2024, total net realized and unrealized transactions and foreign exchange contract currency were a $17 million loss and zero, respectively.
Unrealized gains or losses on designated cash flow hedges are recognized in AOCL. For more information regarding cash flow hedges, see Note 5,
Supplemental Financial Statement Data—Accumulated other comprehensive loss of the Notes to Condensed Consolidated Financial Statements.

Note 7. Derivative Instruments and Hedging Activities
As of June 28, 2024, the Business had outstanding foreign exchange forward contracts that were designated as either cash flow hedges or non-designated
hedges. Substantially all of the contract maturity dates of these foreign exchange forward contracts do not exceed twelve months. As of June 28, 2024, the Business did not have any derivative contracts with credit-risk-related contingent features.

Changes in the fair values of the
non-designated
foreign exchange contracts are recognized in other income, net and are largely offset by corresponding changes in the fair values of the foreign currency denominated monetary assets and liabilities. For 2024, 2023 and 2022 total net realized and unrealized transaction and foreign exchange contract currency losses were $4 million, $5 million and $4 million, respectively.
Unrealized gains or losses on designated cash flow hedges are recognized in AOCL. For more information regarding cash flow hedges, see Note 5,
Supplemental Financial Statement Data—Accumulated other comprehensive loss
.